Pension and Postretirement Benefits - Summary of Actuarial Valuation (Detail)	2 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended		12 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended			6 Months Ended		2 Months Ended	10 Months Ended		12 Months Ended		2 Months Ended	10 Months Ended	12 Months Ended	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 29, 2013 Pension [Member] Successor [Member]	Jun. 29, 2014 Pension [Member] Successor [Member]	Nov. 06, 2013 Pension [Member] Predecessor [Member]	Jan. 01, 2012 Pension [Member] Predecessor [Member]	Dec. 30, 2012 Pension [Member] Predecessor [Member]	Dec. 30, 2012 Pension [Member] Predecessor [Member] Adjustment [Member]	Dec. 29, 2013 Pension [Member] Actuarial Estimates [Member] Successor [Member]	Nov. 06, 2013 Pension [Member] Actuarial Estimates [Member] Predecessor [Member]	Dec. 30, 2012 Pension [Member] Actuarial Estimates [Member] Predecessor [Member]	Dec. 29, 2013 Pension [Member] Net Periodic Benefit Cost [Member] Successor [Member]	Nov. 06, 2013 Pension [Member] Net Periodic Benefit Cost [Member] Predecessor [Member]	Jan. 01, 2012 Pension [Member] Net Periodic Benefit Cost [Member] Predecessor [Member]	Dec. 30, 2012 Pension [Member] Net Periodic Benefit Cost [Member] Predecessor [Member] Adjustment [Member]	Jun. 29, 2014 Postretirement [Member]	Jun. 29, 2014 Postretirement [Member] Successor [Member]	Dec. 29, 2013 Postretirement [Member] Successor [Member]	Dec. 29, 2013 Postretirement [Member] Successor [Member] Adjustment [Member]	Nov. 06, 2013 Postretirement [Member] Predecessor [Member]	Dec. 30, 2012 Postretirement [Member] Predecessor [Member]	Dec. 30, 2012 Postretirement [Member] Predecessor [Member] Adjustment [Member]	Jan. 01, 2012 Postretirement [Member] Predecessor [Member] Adjustment [Member]	Dec. 29, 2013 Postretirement [Member] Actuarial Estimates [Member] Successor [Member]	Nov. 06, 2013 Postretirement [Member] Actuarial Estimates [Member] Predecessor [Member]	Dec. 30, 2012 Postretirement [Member] Actuarial Estimates [Member] Predecessor [Member]	Dec. 29, 2013 Postretirement [Member] Net Periodic Benefit Cost [Member] Successor [Member] Adjustment [Member]	Nov. 06, 2013 Postretirement [Member] Net Periodic Benefit Cost [Member] Predecessor [Member]	Dec. 30, 2012 Postretirement [Member] Net Periodic Benefit Cost [Member] Predecessor [Member] Adjustment [Member]	Jan. 01, 2012 Postretirement [Member] Net Periodic Benefit Cost [Member] Predecessor [Member] Adjustment [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Weighted average discount rate	5.00%		4.85%		4.10%											4.50%		4.30%	3.60%
Rate of increase in future compensation levels	0.00%		0.00%		0.00%											0.00%		0.00%	0.00%
Expected return on assets		8.00%					8.00%	8.00%	7.75%	8.00%	8.00%	7.75%	7.75%		0.00%							0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Current year trend		0.00%					0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%		4.75%							7.80%	7.80%	7.70%	7.80%	7.70%	8.10%	8.50%
Year of ultimate trend														2025								2025	2025	2022	2025	2022	2022	2021
Weighted average discount rate	5.00%	5.00%	4.85%	5.70%		5.10%									4.47%		4.30%	3.60%		4.40%	5.30%
Rate of increase in future compensation levels	0.00%	0.00%	0.00%	0.00%		0.00%									0.00%		0.00%	0.00%		0.00%	0.00%